PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

CORE BOND FUND

FIXED INCOME FUND

SHORT BOND FUND

ACTIVE M EMERGING MARKETS EQUITY FUND

ACTIVE M INTERNATIONAL EQUITY FUND

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND

MULTI-MANAGER GLOBAL REAL ESTATE FUND

(each a “Fund,” and together, the “Funds”)

SUPPLEMENT DATED MARCH 11, 2026 TO THE FUNDS’ PROSPECTUS DATED JULY 31, 2025, AS SUPPLEMENTED

Effective March 11, 2026, Antulio Bomfim is no longer a portfolio manager of the Core Bond Fund, Fixed Income Fund, and Short Bond Fund. Also effective March 11, 2026, Kelly Finegan is no longer a portfolio manager of the Active M Emerging Markets Equity Fund, Active M International Equity Fund, Multi-Manager Global Listed Infrastructure Fund, and Multi-Manager Global Real Estate Fund. Effective March 11, 2026, all references to Antulio Bomfim and Kelly Finegan in the Funds’ Prospectus are hereby deleted, and the Prospectus is amended as follows:

1.	The paragraph under the section entitled “FUND SUMMARIES – Core Bond Fund – Management” on page 88 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Core Bond Fund. Christian Roth, Executive Vice President of NTI, Bilal Memon, Senior Vice President of NTI, Chaitanya Mandavakuriti, Senior Vice President of NTI, Ben Gord, Senior Vice President of NTI, and Dmitri Artemiev, CFA, CAIA, Vice President of NTI, have been managers of the Fund since July 2024, July 2023, July 2024, March 2026, and July 2025, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian, securities lending agent, and sub-administrator to the Fund.

2.	The paragraph under the section entitled “FUND SUMMARIES – Fixed Income Fund – Management” on page 94 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fixed Income Fund. Christian Roth, Executive Vice President of NTI, Bilal Memon, Senior Vice President of NTI, Chaitanya Mandavakuriti, Senior Vice President of NTI, Ben Gord, Senior Vice President of NTI, and Dmitri Artemiev, CFA, CAIA, Vice President of NTI, have been managers of the Fund since July 2024, July 2023, July 2024, March 2026, and July 2025, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian, securities lending agent, and sub-administrator to the Fund.

3.	The paragraph under the section entitled “FUND SUMMARIES – Short Bond Fund – Management” on page 107 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Short Bond Fund. Bilal Memon, Senior Vice President of NTI, Chaitanya Mandavakuriti, Senior Vice President of NTI, Ben Gord, Senior Vice President of NTI, and Dmitri Artemiev, CFA, CAIA, Vice President of NTI, have been managers of the Fund since July 2019, July 2024, March 2026, and July 2025, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian, securities lending agent, and sub-administrator to the Fund.

4.	The paragraph under the section entitled “FUND SUMMARIES – Active M Emerging Markets Equity Fund – Management” on page 165 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER, PORTFOLIO MANAGERS AND SUB-ADVISERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Active M Emerging Markets Equity Fund. Kaz Sikora, Senior Vice President of NTI, Luis Diez, Senior Vice President of NTI, Deepika Sharma, CFA, Senior Vice President of NTI, and Steve Indiveri, CAIA, Vice President of NTI, have been managers of the Fund since May 2023, March 2026, March 2026, and March 2026, respectively. Axiom Investors LLC, FIAM LLC, and Westwood Global Investments, LLC each serves as a sub-adviser of the Fund. From time to time, the Fund may have little or no assets allocated to any one particular sub-adviser in light of economic or other conditions, as determined by NTI in its sole discretion. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian, securities lending agent, and sub-administrator to the Fund.

NORTHERN FUNDS PROSPECTUS

PROSPECTUS SUPPLEMENT

5.	The paragraph under the section entitled “FUND SUMMARIES – Active M International Equity Fund – Management” beginning on page 170 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER, PORTFOLIO MANAGERS AND SUB-ADVISERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Active M International Equity Fund. Kaz Sikora, Senior Vice President of NTI, Luis Diez, Senior Vice President of NTI, Deepika Sharma, CFA, Senior Vice President of NTI, and Steve Indiveri, CAIA, Vice President of NTI, have been managers of the Fund since May 2023, March 2026, March 2026, and March 2026, respectively. AllianceBernstein L.P., Causeway Capital Management LLC, Victory Capital Management Inc., WCM Investment Management, LLC and Wellington Management Company LLP each serves as a sub-adviser of the Fund. From time to time, the Fund may have little or no assets allocated to any one particular sub-adviser in light of economic or other conditions, as determined by NTI in its sole discretion. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian, securities lending agent, and sub-administrator to the Fund.

6.	The paragraph under the section entitled “FUND SUMMARIES – Multi-Manager Global Listed Infrastructure Fund – Management” on page 175 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER, PORTFOLIO MANAGERS AND SUB-ADVISERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Multi-Manager Global Listed Infrastructure Fund. Luis Diez, Senior Vice President of NTI, Deepika Sharma, CFA, Senior Vice President of NTI, Jim Hardman, Vice President of NTI, and Robert Dwinall, Vice President of NTI, have been managers of the Fund since March 2026, March 2026, May 2023, and March 2026, respectively. Cohen & Steers Capital Management, Inc., Eagle Global Advisors, LLC, First Sentier Investors (Australia) IM Ltd, KBI Global Investors (North America), Ltd., and Lazard Asset Management LLC each serves as a sub-adviser of the Fund. From time to time, the Fund may have little or no assets allocated to any one particular sub-adviser in light of economic or other conditions, as determined by NTI in its sole discretion. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian, securities lending agent, and sub-administrator to the Fund.

7.	The paragraph under the section entitled “FUND SUMMARIES – Multi-Manager Global Real Estate Fund – Management” on page 180 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER, PORTFOLIO MANAGERS AND SUB-ADVISERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Multi-Manager Global Real Estate Fund. Luis Diez, Senior Vice President of NTI, Deepika Sharma, CFA, Senior Vice President of NTI, Jim Hardman, Vice President of NTI, and Robert Dwinall, Vice President of NTI, have been managers of the Fund since March 2026, March 2026, May 2023, and March 2026, respectively. Janus Henderson Investors US LLC and Cohen & Steers Capital Management, Inc. each serves as a sub-adviser of the Fund. From time to time, the Fund may have little or no assets allocated to any one particular sub-adviser in light of economic or other conditions, as determined by NTI in its sole discretion. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian, securities lending agent, and sub-administrator to the Fund.

8.

The second and third paragraphs under the section entitled “FUND MANAGEMENT – FIXED INCOME AND TAX-EXEMPT FIXED INCOME FUNDS” beginning on page 193 of the Prospectus are deleted and replaced with the following:

The managers for the Core Bond Fund and Fixed Income Fund are Christian Roth, Executive Vice President of NTI, Bilal Memon, Senior Vice President of NTI, Chaitanya Mandavakuriti, Senior Vice President of NTI, Ben Gord, Senior Vice President of NTI, and Dmitri Artemiev, CFA, CAIA, Vice President of NTI. Messrs. Roth, Memon, Mandavakuriti, Gord, and Artemiev have been managers of the Funds since July 2024, July 2023, July 2024, March 2026, and July 2025, respectively. Mr. Roth joined NTI in April 2024 and serves as Chief Investment Officer of Global Fixed Income. Prior to joining NTI, Mr. Roth most recently was the Chairman of Broad Markets Fixed Income at Morgan Stanley, where he held a variety of global fixed income leadership roles since 1999. Mr. Memon joined NTI in 2007 and is a portfolio manager in the Short Duration Fixed Income Group. Mr. Memon also is a portfolio manager for the Tax-Advantaged Ultra-Short Fixed Income Fund, Ultra-Short Fixed Income Fund and Short Bond Fund. Mr. Mandavakuriti joined NTI in 2013 and is a Fixed Income Portfolio Manager responsible for the management of international fixed income index portfolios with a focus on

NORTHERN FUNDS PROSPECTUS

PROSPECTUS SUPPLEMENT

credit. Mr. Mandavakuriti is also a portfolio manager for the Short Bond Fund and Ultra-Short Fixed Income Fund. Mr. Gord joined NTI in 2003 and is the Head of Fundamental Investment Strategies. Prior to joining Northern Trust, Mr. Gord held several senior portfolio management and research leadership roles at firms such as Morgan Stanley Investment Management, Wafra, OFI Global Asset Management, and Ellington Management Group. Mr. Gord is also a portfolio manager for the Short Bond Fund. Mr. Artemiev, CFA, CAIA, joined NTI in June 2024 and is a Senior Portfolio Manager and Head of Securitized Products at NTI. Prior to joining to NTI, Mr. Artemiev held several senior portfolio management, trading, and research leadership roles at Insight Investment from 2021 to 2024, and Bank of America from 2013 to 2024. Mr. Artemiev is also a portfolio manager for the Short Bond Fund.

9.	The fifth paragraph under the section entitled “FUND MANAGEMENT – FIXED INCOME AND TAX-EXEMPT FIXED INCOME FUNDS” on page 194 of the Prospectus is deleted and replaced with the following:

The managers for the Short Bond Fund are Bilal Memon, Chaitanya Mandavakuriti and Ben Gord, each a Senior Vice President of NTI, and Dmitri Artemiev, Vice President of NTI. Messrs. Memon, Mandavakuriti, Gord, and Artemiev have been portfolio managers of the Fund since July 2019, July 2024, March 2026, and July 2025, respectively. More information about Messrs. Memon, Mandavakuriti, Gord, and Artemiev is provided above.

10.	The first, second, and third paragraphs under the section entitled “FUND MANAGEMENT – ACTIVE M/ MULTI-MANAGER FUNDS” on page 195 of the Prospectus are deleted and replaced with the following:

The managers for the Active M Emerging Markets Equity Fund and Active M International Equity Fund are Kaz Sikora, Luis Diez, and Deepika Sharma, CFA, each a Senior Vice President of NTI, and Steve Indiveri, CAIA, Vice President of NTI. Messrs. Sikora, Diez, and Indiveri, and Ms. Sharma have been managers of the Funds since May 2023, March 2026, March 2026, and March 2026, respectively. Mr. Sikora joined NTI in 2005 and is Head of Global Equity, senior research analyst, and portfolio manager on NTI’s Multi-Manager Investments team. Mr. Diez joined NTI in 2006 and is of the Global Director of Research on NTI’s Multi-Manager Solutions team. He is also a portfolio manager of the Multi-Manager Global Listed Infrastructure Fund, Multi-Manager Global Real Estate Fund, and Multi-Manager High Yield Opportunity Fund. Ms. Sharma joined NTI in 2025 and is the Head of Multi-Asset Custom Solutions at NTI. Prior to joining NTI, Ms. Sharma held several leadership roles at BlackRock Investment Management from 2017 to 2025 and was most recently, the Global Head of Manager Selection.

She is also a portfolio manager of the Multi-Manager Global Listed Infrastructure Fund and Multi-Manager Global Real Estate Fund. Mr. Indiveri joined NTI in 2016 and is a portfolio manager and senior research analyst on the Multi-Manager Solutions team.

The managers for the Multi-Manager Global Listed Infrastructure Fund and Multi-Manager Global Real Estate Fund are Luis Diez and Deepika Sharma, CFA, each a Senior Vice President of NTI, and Jim Hardman and Robert Dwinall, each a Vice President of NTI. Messrs. Diez, Hardman, and Dwinall, and Ms. Sharma have been managers of the Funds since March 2026, May 2023, March 2026, and March 2026, respectively. Mr. Hardman joined NTI in 2019 and is of the Head of Global Real Assets, senior research analyst, and portfolio manager on NTI’s Multi-Manager Solutions team. Mr. Dwinall joined NTI in 2011 and is a portfolio manager, senior research analyst and Head of Data & Analytics on the Multi-Manager Solutions team. More information about Mr. Diez and Ms. Sharma is provided above.

The managers for the Multi-Manager High Yield Opportunity Fund are Luis Diez, a Senior Vice President of NTI, and Neal Barrett, a Vice President of NTI. Messrs. Diez and Barrett have been managers of the Fund since May 2023. Mr. Barrett joined NTI in 2016 and is a member of NTI’s Multi-Manager Solutions team. More information about Mr. Diez is provided above.

Please retain this supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT PRO COMBO (3/26)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

CORE BOND FUND

FIXED INCOME FUND

SHORT BOND FUND

ACTIVE M EMERGING MARKETS EQUITY FUND

ACTIVE M INTERNATIONAL EQUITY FUND

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND

MULTI-MANAGER GLOBAL REAL ESTATE FUND

(each a “Fund,” and together, the “Funds”)

SUPPLEMENT DATED MARCH 11, 2026 TO THE FUNDS’ SAI DATED JULY 31, 2025, AS SUPPLEMENTED

Effective March 11, 2026, Antulio Bomfim is no longer a portfolio manager of the Core Bond Fund, Fixed Income Fund, and Short Bond Fund. Also effective March 11, 2026, Kelly Finegan is no longer a portfolio manager of the Active M Emerging Markets Equity Fund, Active M International Equity Fund, Multi-Manager Global Listed Infrastructure Fund, and Multi-Manager Global Real Estate Fund. Effective March 11, 2026, all references to Antulio Bomfim and Kelly Finegan in the Funds’ SAI are hereby deleted, and the SAI is amended as follows:

1.	The information for the Funds in the table under the section entitled “PORTFOLIO MANAGERS” on page 114 of the SAI is replaced with the following:

PORTFOLIO MANAGERS

Fund	Portfolio Manager(s)
Core Bond Fund	Christian Roth, Bilal K. Memon, Chaitanya Mandavakuriti, Ben Gord(g), and Dmitri Artemiev(e)
Fixed Income Fund	Christian Roth, Bilal K. Memon, Chaitanya Mandavakuriti, Ben Gord(g), and Dmitri Artemiev(e)
Short Bond Fund	Bilal K. Memon, Chaitanya Mandavakuriti, Ben Gord(g), and Dmitri Artemiev(e)
Active M Emerging Markets Equity Fund	Kaz Sikora, Luis Diez(g), Dee Sharma(g), and Steve Indiveri(g)
Active M International Equity Fund	Kaz Sikora, Luis Diez(g), Dee Sharma(g) , and Steve Indiveri(g)
Multi-Manager Global Listed Infrastructure Fund	Luis Diez(g), Dee Sharma(g), Jim Hardman, and Robert Dwinall(g)
Multi-Manager Global Real Estate Fund	Luis Diez(g), Dee Sharma(g), Jim Hardman, and Robert Dwinall(g)

(e)	Became a Portfolio Manager effective July 31, 2025.

(g)	Became a Portfolio Manager effective March 11, 2026.

2.

The following information, as of January 31, 2026, with respect to Ben Gord is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 114 of the SAI:

The table below discloses the accounts within each type of category listed below for which Ben Gord* was jointly and primarily responsible for day-to-day portfolio management as of January 31, 2026.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	3	1,854	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	0	0	0	0

*	Ben Gord became a Portfolio Manager of the Core Bond Fund, Fixed Income Fund, and Short Bond Fund effective March 11, 2026.

3.

The following information, as of January 31, 2026, with respect to Luis Diez under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” on page 118 of the SAI is replaced with the following:

The table below discloses the accounts within each type of category listed below for which Luis Diez* was jointly and primarily responsible for day-to-day portfolio management as of January 31, 2026.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	1	$152	0	$0
Other Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	0	0	0	0

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

*	Luis Diez became a Portfolio Manager of the Active M Emerging Markets Equity Fund, Active M International Equity Fund, Multi-Manager Global Listed Infrastructure Fund, and Multi-Manager Global Real Estate Fund effective March 11, 2026.

4.

The following information, as of January 31, 2026, with respect to Dee Sharma is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 114 of the SAI:

The table below discloses the accounts within each type of category listed below for which Dee Sharma* was jointly and primarily responsible for day-to-day portfolio management as of January 31, 2026.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	46	87.5	0	0

*	Dee Sharma became a Portfolio Manager of the Active M Emerging Markets Equity Fund, Active M International Equity Fund, Multi-Manager Global Listed Infrastructure Fund, and Multi-Manager Global Real Estate Fund effective March 11, 2026.

5.

The following information, as of January 31, 2026, with respect to Steve Indiveri is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 114 of the SAI:

The table below discloses the accounts within each type of category listed below for which Steve Indiveri* was jointly and primarily responsible for day-to-day portfolio management as of January 31, 2026.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	0	0	0	0

*	Steve Indiveri became a Portfolio Manager of the Active M Emerging Markets Equity Fund and Active M International Equity Fund effective March 11, 2026.

6.

The following information, as of January 31, 2026, with respect to Robert Dwinall is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 114 of the SAI:

The table below discloses the accounts within each type of category listed below for which Robert Dwinall* was jointly and primarily responsible for day-to-day portfolio management as of January 31, 2026.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	0	0	0	0

*	Robert Dwinall became a Portfolio Manager of the Multi-Manager Global Listed Infrastructure Fund and Multi-Manager Global Real Estate Fund effective March 11, 2026.

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

7.	The following information, as of January 31, 2026, is added in the table under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 130 of the SAI:

Shares Beneficially Owned by	Fund	Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Ben Gord[21]	Core Bond Fund	None
Ben Gord[21]	Fixed Income Fund	None
Ben Gord[21]	Short Bond Fund	None
Luis Diez[22]	Active M Emerging Markets Equity Fund	None
Luis Diez[22]	Active M International Equity Fund	None
Luis Diez[22]	Multi-Manager Global Listed Infrastructure Fund	$1 – $10,000
Luis Diez[22]	Multi-Manager Global Real Estate Fund	None
Dee Sharma[22]	Active M Emerging Markets Equity Fund	None
Dee Sharma[22]	Active M International Equity Fund	None
Dee Sharma[22]	Multi-Manager Global Listed Infrastructure Fund	None
Dee Sharma[22]	Multi-Manager Global Real Estate Fund	None
Steve Indiveri[23]	Active M Emerging Markets Equity Fund	None
Steve Indiveri[23]	Active M International Equity Fund	None
Robert Dwinall[24]	Multi-Manager Global Listed Infrastructure Fund	None
Robert Dwinall[24]	Multi-Manager Global Real Estate Fund	None

21.	Ben Gord became a Portfolio Manager of the Core Bond Fund, Fixed Income Fund, and Short Bond Fund effective March 11, 2026. Information provided is as of January 31, 2026.

[22]	Luis Diez and Dee Sharma became Portfolio Managers of the Active M Emerging Markets Equity Fund, Active M International Equity Fund, Multi-Manager Global Listed Infrastructure Fund, and Multi-Manager Global Real Estate Fund effective March 11, 2026. Information provided is as of January 31, 2026.

[23]	Steve Indiveri became a Portfolio Manager of the Active M Emerging Markets Equity Fund and Active M International Equity Fund effective March 11, 2026. Information provided is as of January 31, 2026.

[24]	Robert Dwinall became a Portfolio Manager of the Multi-Manager Global Listed Infrastructure Fund and Multi-Manager Global Real Estate Fund effective March 11, 2026. Information provided is as of January 31, 2026.

Please retain this supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT SAI COMBO (3/26)

NORTHERN FUNDS PROSPECTUS